Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Right-of-Use Asset Operating/Finance Lease by Category
Right-of-use assets consist of the following leases:

Year ended December 31 (€, in millions)	2021	2022
Properties	149.7	148.9
Cars	6.7	5.1
Equipment	—	—
Warehouses	7.5	38.0
Other	0.9	0.7
Right-of-use assets	164.8	192.7

Year ended December 31 (€, in millions)	2021	2022
Current	46.6	47.6
Non-current	120.3	151.5
Lease liabilities	166.9	199.1

Schedule of lease cost
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

Year ended December 31 (€, in millions)	2020	2021	2022
Properties	51.7	52.2	52.3
Cars	5.5	4.8	2.7
Equipment	7.0	—	—
Warehouses	6.6	3.0	4.0
Other	5.9	2.4	1.4
Depreciation charge right-of-use assets	76.7	62.4	60.4
The total cash flows relating to the lease liabilities are as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Total Cash Flows	61.7	68.9	57.9
The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Weighted average remaining lease term (months)	147	62	67
Weighted average discount rate (%)	1.3%	1.9%	2.2%